Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2022
Investments In Associates And Joint Ventures [Abstract]
Investments in Associates and Joint Ventures
11.
Investments in Associates and Joint Ventures

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	9,855	9,984
VIH	7,959	7,080
Appcard, Inc., or Appcard	108	110
Asia Outsourcing Beta Limited, or Beta	—	32
PG1	—	—
Digitel Crossing, Inc., or DCI	—	—
AF Payments, Inc., or AFPI	—	—
Asia Netcom Philippines Corp., or ANPC	—	—
	17,922	17,206
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	33,584	33,596
Telecommunications Connectivity, Inc., or TCI	40	39
Multisys	—	2,521
PFC	—	1
VFC	—	1
	33,624	36,158
Total carrying value of investments in associates and joint ventures	51,546	53,364

(1)
Including subscription payable of Php620 million as at December 31, 2021.

Changes in the cost of investments for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Balances at beginning of the year	61,986	60,110
Additions during the year	3,514	1,777
Disposals	(2,421)	—
Translation and other adjustments	(59)	99
Balances at end of the year	63,020	61,986

Changes in the accumulated impairment losses for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Balances at beginning of the year	2,755	2,603
Additions during the year (Note 4)	50	60
Translation and other adjustments	—	92
Balances at end of the year	2,805	2,755

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Balances at beginning of the year	(5,867)	(5,384)
Share in the other comprehensive income (losses) of associates and joint ventures accounted for using the equity method	(6)	23
Disposals	(37)	—
Equity share in net losses of associates and joint ventures:	(3,304)	(1,101)
VTI, Bow Arken and Brightshare	74	971
TCI	1	(1)
DCI	—	33
VFC	(1)	—
Appcard	(2)	8
PFC	(2)	—
Multisys	(95)	55
PG1	(124)	—
MediaQuest PDRs	(129)	70
VIH	(3,026)	(2,237)
Translation and other adjustments	545	595
Balances at end of the year	(8,669)	(5,867)

Investments in Associates

Investment of ePLDT in MediaQuest PDRs

In 2012, ePLDT made deposits totaling Php6 billion to MediaQuest, an entity wholly-owned by the PLDT Beneficial Trust Fund, for the issuance of PDRs by MediaQuest in relation to its indirect interest in Cignal TV. Cignal TV is a wholly-owned subsidiary of Satventures, which is a wholly-owned subsidiary of MediaQuest incorporated in the Philippines. The Cignal TV PDRs confer an economic interest in common shares of Cignal TV indirectly owned by MediaQuest, and when issued, will provide ePLDT with a 40% economic interest in Cignal TV.

Cignal TV operates a direct-to-home, or DTH, Pay-TV business under the brand name “Cignal TV”, which is the largest DTH Pay-TV operator in the Philippines.

In June 2013, ePLDT’s Board of Directors approved additional Php3.6 billion investment by ePLDT in PDRs to be issued by MediaQuest in relation to its interest in Satventures. The Satventures PDRs confer an economic interest in common shares of Satventures owned by MediaQuest and provide ePLDT with a 40% economic interest in Satventures.

The PLDT Group’s financial investment in PDRs of MediaQuest is part of the PLDT Group’s overall strategy of broadening its distribution platforms and increasing the PLDT Group’s ability to deliver multimedia content to its customers across the PLDT Group’s broadband and mobile networks.

ePLDT’s aggregate value of investment in MediaQuest PDRs amounted to Php9,855 million and Php9,984 million as at December 31, 2022 and 2021, respectively. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Accounting for investment in MediaQuest through PDRs.

The table below presents the summarized financial information of Satventures and subsidiaries as at December 31, 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020:

	2022	2021
		(in million pesos)
Statements of Financial Position:
Noncurrent assets	21,910	22,402
Current assets	8,612	7,942
Noncurrent liabilities	2,418	2,304
Current liabilities	11,706	11,440
Equity(1)	16,398	16,600
Carrying amount of interest in Satventures	9,854	9,984
Additional Information:
Cash and cash equivalents	688	749
Current financial liabilities(2)	986	386
Noncurrent financial liabilities(2)	1,148	1,319

(1)
Including Php1 billion deposit for preferred stock subscriptions by Mediaquest in 2021.
(2)
Excluding trade, other payables and provisions.

	2022	2021	2020
		(in million pesos)
Income Statements:
Revenues	11,189	11,467	9,127
Depreciation and amortization	1,424	1,268	1,049
Interest income (loss)	(3)	2	16
Interest expense	212	219	241
Provision for income tax	16	200	153
Net income (loss)	(203)	110	260
Other comprehensive income	—	—	—
Total comprehensive income (loss)	(203)	110	260
Equity share in net income (loss) of Satventures	(130)	70	166

Investment of PCEV in VIH

Consolidation of the Digital Investments of Smart under PCEV

On February 27, 2018, the Board of Directors of PCEV approved the consolidation of the various Digital Investments under PCEV, which was carried out through the following transactions:

(i)
PCEV entered into a Share Purchase Agreement with Voyager Innovations, Inc., or Voyager, to purchase 53 million ordinary shares of VIH representing 100% of the issued and outstanding ordinary shares of VIH, for a total consideration of Php465 million;
(ii)
VIH entered into a Share Purchase Agreement with Smart to purchase all of its 170 million common shares of Voyager for a total consideration of Php3,527 million; and
(iii)
PCEV entered into a Subscription Agreement with VIH to subscribe to additional 96 million ordinary shares of VIH, with a par value of SG$1.00 per ordinary share, for a total subscription price of SG$96 million, or Php3,806 million, which was settled on April 13, 2018.

Loss of Control over VIH

In 2018, PLDT, as the ultimate Parent Company of PCEV, VIH, Vision Investment Holdings Pte. Ltd., or Vision, an entity indirectly controlled by KKR, Cerulean Investment Limited, or Cerulean, an entity indirectly owned and controlled by Tencent, International Finance Corporation, or IFC, and IFC Emerging Asia Fund, or IFC EAF, a fund managed by IFC Asset Management Company, or IFC AMC, entered into subscription agreements to subscribe VIH’s Convertible Class A preferred shares with a total subscription price amounting to US$215 million. As a result, PCEV’s ownership was diluted to 48.74% and retained two out of five BOD seats in VIH, which resulted in a loss of control. Consequently, PCEV accounted for its remaining interest in VIH as an investment in an associate.

On June 17, 2020, VIH appointed a new director, representing IFC, bringing the total number of BOD seats in VIH to six. PCEV still holds two out of the six BOD seats after the appointment of the new director.

The following summarizes the subscription agreements entered into by PCEV with VIH:

Date	Number of Shares Sold	Number of Shares	Total Consideration	PCEV's Equity Interest
		(in millions)
March 14, 2018	Acquisition of Ordinary Shares	53.4	465	100%
March 14, 2018	Subscription of Ordinary Shares	95.9	3,806	100%
December 31, 2020	Conversion of notes to Class A2 preference shares	7.9	544	44%
March 12, 2021	Exercise of warrants to subscribe Class A2 preference shares	6.7	447	42%
June 11, 2021	Subscription to Class B convertible preferred shares	15.6	1,218	38%
April 7, 2022	Subscription to Class C convertible preferred shares	27.2	3,252	37%

PCEV’s percentage equity interest in VIH stood at 36.63% and 38.45% as at December 31, 2022 and 2021, respectively.

Investment in Class B Convertible Preference Shares

On June 11, 2021, PCEV, KKR, Tencent, and IFC Financial Institutions Growth Fund, a fund managed by IFC AMC, entered into a new subscription agreement with VIH to subscribe to US$120.8 million Class B convertible preferred shares of VIH. PCEV paid a total consideration of US$25 million or Php1,218 million for 15.6 million VIH convertible preferred shares and resulting to another equity interest dilution from 41.87% to 38.45%.

Investment in Class C Convertible Preference Shares

On April 7, 2022, PCEV participated in the new round of fundraise for VIH amounting to US$62 million. Leading the round was the new investor SIG Venture Capital. Also participating in the round were the other existing shareholders KKR, Tencent, IFC, IFC EAF and IFC Financial Institutions Growth Fund, as well as new investors including Singapore-based global investor EDBI and investment holding company, First Pacific. Thereafter, PCEV’s ownership in VIH was diluted from 38.45% to 36.82%.

On August 12, 2022, a new investor signed a subscription agreement with VIH resulting in further dilution of PCEV's equity interest from 36.82% to 36.63%. See related disclosures on gain on dilution on Note 5 – Other Income (Expenses).

The summarized financial information of VIH as at December 31, 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020 is shown below:

	2022	2021
		(in million pesos)
Statements of Financial Position:
Noncurrent assets	3,514	2,403
Current assets	18,599	10,146
Noncurrent liabilities	252	115
Current liabilities	10,850	5,310
Equity	11,011	7,124
Carrying amount of interest in VIH	7,959	7,080
Additional Information:
Cash and cash equivalents	6,410	6,597
Current financial liabilities*	10,740	5,253

* Excluding statutory payables and accrued taxes.

	2022	2021	2020
		(in million pesos)
Income Statements:
Revenues	7,683	5,336	4,717
Depreciation and amortization	182	218	237
Interest income (expense)	133	9	(516)
Provision for income tax	2	2	5
Net loss	(8,155)	(5,541)	(4,880)
Other comprehensive income (losses)	—	30	(47)
Total comprehensive losses	(8,155)	(5,511)	(4,927)
Equity share in net losses of VIH*	(3,026)	(2,237)	(2,392)

* 2022 Amount includes impact of 2021 audit adjusting entries.

The carrying value of PCEV’s investment in VIH as at December 31, 2022 and 2021 are as follows.

	2022	2021
		(in million pesos)
VIH Equity(1)	9,714	6,398
PCEV's noncontrolling interests	36.63%	38.45%
Share in net assets of VIH	3,558	2,460
Goodwill arising from acquisition	4,401	4,620
Carrying amount of interest in VIH	7,959	7,080

(i)
VIH Equity is net of Php1,297 million and Php726 million Stock Option in 2022 and 2021, respectively.

Investment of PLDT Capital Pte. Ltd., or PLDT Capital, in AppCard

On October 9, 2015, PLDT Capital entered into a Convertible Preferred Stock Purchase Agreement with AppCard for US$5 million. AppCard, a Delaware Corporation, is engaged in the business of developing, marketing, selling and servicing digital loyalty program platforms.

Investment of PLDT Capital in Beta

On February 5, 2013, PLDT entered into a Subscription and Shareholders’ Agreement with Asia Outsourcing Alpha Limited, or Alpha, wherein PLDT, through its indirect subsidiary PGIC, acquired from Alpha approximately 20% equity interest in Beta for a total cost of approximately US$40 million, which consists of preferred shares of US$39.8 million and ordinary shares of US$0.2 million. On various dates in 2013 and 2014, PGIC has bought and transferred-in a net in total of 27 ordinary shares and 9,643 preferred shares to certain employees of Beta for a total net payment of US$51 thousand. In 2014, Beta has divested its healthcare BPO business. PGIC received a total cash distribution of US$41.8 million from Beta through redemption of 35.3 million preferred shares and repayment of loan from PGIC. The equity interest of PGIC in Beta remained at 20% after the transfer with economic interest of 18.32%.

Alpha and Beta are both exempted limited liability companies incorporated under the laws of Cayman Islands and are both controlled by CVC Capital Partners. Beta has been designated to be the ultimate holding company of the SPi Technologies, Inc. and Subsidiaries.

On July 22, 2016, Asia Outsourcing Gamma Limited, or AOGL, entered into a SPA with Relia, Inc., one of the largest BPO companies in Japan, relating to the acquisition of AOGL’s Customer Relationship Management, or CRM, business under the legal entity SPi CRM, Inc. and Infocom Technologies, Inc., wholly-owned subsidiaries of SPi Technologies, Inc., for a total purchase consideration of US$190.9 million. AOGL is a wholly-owned subsidiary of Beta and the direct holding company of SPi Technologies, Inc. and Subsidiaries. The transaction was completed on September 30, 2016. As a result of the sale, PGIC received a cash distribution of US$11.2 million from Beta through redemption of its preferred shares and portion of its ordinary shares.

On May 19, 2017, AOGL entered into a SPA with Partners Group, a global private markets investment manager, relating to the acquisition of SPi Global, a wholly-owned subsidiary of AOGL, for an enterprise value of US$330 million. The transaction was completed on August 25, 2017. As a result of the sale, PGIC received a total cash distribution of US$57.05 million from Beta on various dates in 2017 and 2018 through redemption of a portion of its ordinary shares.

On May 14, 2021, PGIC entered into an Instrument of Transfer with its affiliate, PLDT Capital, relating to the acquisition of PGIC’s 554 ordinary shares (or 18.32% full economic interest) in Beta for a purchase consideration of US$0.68 million. PGIC received the cash consideration from PLDT Capital also on May 14, 2021.

The transfer of shares to PLDT Capital was completed on May 25, 2021.

On May 17, 2022, PLDT Capital received a cash distribution of US$1.2 million from Beta through redemption of all its ordinary shares, resulting in the full divestment of the investment in Beta.

Investment in PG1

On February 28, 2022, PLDT signed a Deed of Assignment under which investors led by Philex Mining Corporation, Metro Pacific Corporation, or MPIC, and Roxas Holdings, Inc. separately acquired a total of Php44.7 million worth of equity interest in PG1 from PLDT. In addition, PG1 appointed a new director bringing the total number of directors to nine. As a result, PLDT’s ownership was diluted from 65.3% to 47.6% and retained four out of nine total board seats which resulted in a loss of control. Consequently, PLDT accounted for its remaining interest in PG1 as an investment in associate. A gain on deconsolidation amounting to Php376.7 million was recognized as part of "Other Income (Expenses) – Net" in our consolidated income statement. See the related discussion on Note 2 – Summary of Significant Accounting Policies - Loss of Control of PLDT over PG1.

As at December 31, 2022, the carrying value of investment in PG1 amounted to nil as the equity share in net losses of PG1 is recognized only up to the extent of its carrying value. The excess of the equity share in net losses over its carrying value amounted to Php3 million.

The summarized financial information of PG1 as at and for the year ended December 31, 2022 is shown below:

(in million pesos)
Statement of Financial Position:
Noncurrent assets	3,283
Current assets	123
Noncurrent liabilities	(3,146)
Current liabilities	(847)
Deficit	(587)

Income Statement:
Revenues	70
Depreciation and amortization	153
Interest income	—
Benefit from income tax	—
Net loss	267
Other comprehensive loss	—
Total comprehensive loss	267
Equity share in net loss of PG1	127

Investment of Digitel in DCI and ANPC

Digitel has 60% and 40% interest in ANPC and DCI, respectively. DCI is involved in the business of cable system. ANPC is an investment holding company owning 20% of DCI.

In December 2000, Digitel, Pacnet Network (Philippines), Inc., or PNPI, (formerly Asia Global Crossing Ltd.) and BT Group O/B Broadband Infrastructure Group Ltd., or BIG, entered into a joint venture agreement, or JVA, under which the parties agreed to form DCI with each party owning 40%, 40% and 20%, respectively. DCI was incorporated to develop, provide and market backhaul network services, among others.

On April 19, 2001, after BIG withdrew from the proposed joint venture, Digitel and PNPI formed ANPC to replace BIG. Digitel contributed US$2 million, or Php69 million, for a 60% equity interest in ANPC while PNPI owned the remaining 40% equity interest.

Digitel provided full impairment loss on its investment in DCI and ANPC in prior years on the basis that DCI and ANPC have incurred significant recurring losses in the past. In 2011 and 2017, Digitel recorded a reversal of impairment loss amounting to Php92 million and Php201 million, respectively, following improvement in DCI’s operations.

Though Digitel owned more than half of the voting interest in ANPC, management assessed that Digitel only had significant influence, and not control, due to certain governance matters.

Digitel’s investment in DCI did not qualify as investment in joint venture as there was no provision for joint control in the JVA among Digitel, PNPI and ANPC.

Following PLDT’s acquisition of a controlling stake in Digitel, PNPI, on November 4, 2011, sent a notice to exercise its Call Right under Section 6.3 of the JVA, which provides for a Call Right exercisable by PNPI following the occurrence of a Digitel change in control. On June 2, 2021, Digitel fully divested its investments in DCI and ANPC. Following the divestment, the JVA dated December 2000, as amended, between and among the Company, DCI, ANPC and PNPI was mutually terminated.

Investment of Smart in AFPI

In 2013, Smart, along with other conglomerates MPIC and Ayala Corporation, or Ayala, embarked on a venture to bid for the Automated Fare Collection System, or AFCS, a project of the Department of Transportation and Communications, or DOTC, and Light Rail Transit Authority, to upgrade the Light Rail Transit 1 and 2, and Metro Rail Transit ticketing systems.

In 2014, AFPI, the joint venture company, was incorporated in the Philippines and registered with the Philippine SEC. Smart initially subscribed to Php503 million equivalent to 503 million shares at a subscription price of Php1.00 per share representing 20% equity interest, and participated in subsequent capital calls, thereafter. MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.

Smart infused additional capital for the following years:

Date	Number of Shares Acquired	Subscription Price	Subscription Price
		(in million pesos)
March 29, 2019	70 Preferred Shares	1.00	70
March 11, 2020	60 Preferred Shares	1.00	60
March 30, 2021	60 Preferred Shares	1.00	60
March 29, 2022	50 Preferred Shares	1.00	50

Smart retained its 20% equity interest in AFPI as at December 31, 2022 and 2021.

The summary of investments in AFPI made by Smart as at December 31, 2022 and 2021 is shown below:

	2022	2021
		(in million pesos)
Common shares	625.7	625.7
Preferred shares	364.2	314.2

Smart’s investment in AFPI has been fully impaired as at December 31, 2022 and 2021. Share in net cumulative losses were not recognized as it does not have any legal or constructive obligation to pay for such losses and have not made any payments on behalf of AFPI.

Summarized financial information of individually immaterial associates

The following table presents the summarized financial information of our individually immaterial investments in associates for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
		(in million pesos)
Income Statements:
Revenues	—	20	166
Net income (loss)	—	25	(116)
Other comprehensive loss	—	—	—
Total comprehensive loss (loss)	—	25	(116)

No dividends were received from our associates for the years ended December 31, 2022 and 2021, while Php316 million were received for the year ended December 31, 2020.

We have no outstanding contingent liabilities or capital commitments with our associates as at December 31, 2022 and 2021.

Investments in Joint Ventures

Investments of PLDT in VTI, Bow Arken and Brightshare

On May 30, 2016, the PLDT Board approved the Company’s acquisition of 50% equity interest, including outstanding advances and assumed liabilities, in the telecommunications business of San Miguel Corporation, or SMC, with Globe acquiring the other 50% interest. On the same date, PLDT and Globe executed: (i) a Share Purchase Agreement, or SPA, with SMC to acquire the entire outstanding capital, including outstanding advances and assumed liabilities, in VTI (and the other subsidiaries of VTI), which holds SMC’s telecommunications assets through its subsidiaries, or the VTI Transaction; and (ii) separate SPAs with the owners of two other entities, Bow Arken (the parent company of New Century Telecoms, Inc.) and Brightshare (the parent company of eTelco, Inc.), which separately hold additional spectrum frequencies through their respective subsidiaries, or the Bow Arken Transaction and Brightshare Transaction, respectively. We refer to the VTI Transaction, Bow Arken Transaction and Brightshare Transaction collectively as the SMC Transactions.

The consideration in the amount of Php52.8 billion representing the purchase price for the equity interest and assigned advances of previous owners to VTI, Bow Arken and Brightshare was paid in three tranches: 50% upon signing of the SPAs on May 30, 2016, 25% on December 1, 2016 and the final 25% on May 30, 2017. The SPAs also provide that PLDT and Globe, through VTI, Bow Arken and Brightshare, would assume liabilities amounting to Php17.2 billion from May 30, 2016. In addition, the SPAs contain a price adjustment mechanism based on the variance in these assumed liabilities to be agreed among PLDT, Globe and previous owners on the results of the confirmatory due diligence procedures jointly performed by PLDT and Globe. On May 29, 2017, PLDT and Globe paid the previous 2owners the net amount of Php2.6 billion in relation to the aforementioned price adjustment based on the result of the confirmatory due diligence. See Note 28 – Financial Assets and Liabilities – Commercial Commitments.

As part of the SMC Transactions, PLDT and Globe acquired certain outstanding advances made by the former owners of VTI, Bow Arken and Brightshare to VTI, Bow Arken and Brightshare or their respective subsidiaries. The largest amounts of the advances outstanding to PLDT since the date of assignment to PLDT amounted to Php11,359 million: (i) Php11,038 million from VTI and its subsidiaries; (ii) Php238 million from Bow Arken and its subsidiaries; and (iii) Php83 million from Brightshare and its subsidiaries.

On February 28, 2017, PLDT and Globe each subscribed to 2.8 million new preferred shares to be issued out of the unissued portion of the existing authorized capital stock of VTI, at a subscription price of Php4 thousand per subscribed share (inclusive of a premium over par of Php3 thousand per subscribed share) or a total subscription price for each of Php11,040 million (inclusive of a premium over par of Php8,280 million). PLDT and Globe’s assigned advances from SMC which were subsequently reclassified to deposit for future subscription of each amounting to Php11,040 million were applied as full subscription payment for the subscribed shares.

Also, on the same date, PLDT and Globe each subscribed to 800 thousand new preferred shares of the authorized capital stock of VTI, at a subscription price of Php4 thousand per subscribed share (inclusive of a premium over par of Php3 thousand per subscribed share), or a total subscription price for each Php3,200 million (inclusive of a premium over par of Php2,400 million). PLDT and Globe each paid Php148 million in cash for the subscribed shares upon execution of the relevant agreement. The remaining balance of the subscription price of PLDT and Globe were fully paid as at December 29, 2017.

On December 15, 2017, PLDT and Globe each subscribed to 600 thousand new preferred shares of the authorized capital stock of VTI, at a subscription price of Php5 thousand per subscribed share (inclusive of a premium over par of Php4 thousand per subscribed share), for a total subscription price of Php3,000 million (inclusive of a premium over par of Php2,400 million). PLDT and Globe each paid Php10 million in cash for the subscribed shares upon execution of the agreement. The remaining balance of the subscription price was paid via conversion of advances amounting to Php2,990 million as at December 31, 2017.

The amount of the advances outstanding of PLDT, to cover for the assumed liabilities and working capital requirements of the acquired companies, amounted to Php69 million and Php13 million as at December 31, 2022 and 2021, respectively.

Purchase Price Allocation

PLDT has engaged an independent valuer to determine the fair value adjustments relating to the acquisition. As at May 30, 2016, our share in the fair value of the intangible assets, which includes spectrum, amounted to Php18,885 million and goodwill of Php17,824 million has been determined based on the results of an independent valuation. Goodwill arising from this acquisition and carrying amount of the identifiable assets and liabilities, including deferred tax liability, and the related amortization through equity in net earnings were retrospectively adjusted accordingly.

The table below presents the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020:

	2022	2021
		(in million pesos)
Statements of Financial Position:
Noncurrent assets	77,543	76,925
Current assets	4,617	4,836
Noncurrent liabilities	9,264	9,442
Current liabilities	2,260	2,155
Equity	70,636	70,164
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,584	33,596
Additional Information:
Cash and cash equivalents	2,733	3,183
Current financial liabilities*	142	60
Noncurrent financial liabilities*	—	—

* Excluding trade, other payables and provisions.

	2022	2021	2020
		(in million pesos)
Income Statements:
Revenues	4,033	3,772	3,413
Depreciation and amortization	1,569	1,490	1,445
Interest income	45	16	25
Provision for income tax	178	174	196
Net income	148	157	175
Other comprehensive income	—	—	—
Total comprehensive income	148	157	175
PLDT's share	74	79	87
CREATE adjustment	—	892	—
Equity share in net income of VTI, Bow Arken and Brightshare	74	971	87

The carrying value of PLDT’s investment in VTI, Bow Arken and Brightshare as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
VTI, Bow Arken and Brightshare equity	70,636	70,164
PLDT's share	50%	50%
Share in net assets of VTI, Bow Arken and Brightshare	35,318	35,082
Share in adjustment based on liability and ETPI net cash balance	442	442
Reimbursements	(230)	(155)
Share in SMC's advances in VTI, Bow Arken and Brightshare	(840)	(840)
Non-controlling interests	(952)	(857)
Others	(154)	(76)
Carrying amount of interest in VTI, Bow Arken and Brightshare	33,584	33,596

Notice of Transaction filed with the PCC

On May 30, 2016, prior to closing the transaction, each of PLDT, Globe and SMC submitted notices of the VTI, Bow Arken and Brightshare Transaction (respectively, the VTI Notice, the Bow Arken Notice and the Brightshare Notice and collectively, the Notices) to the PCC pursuant to the Philippine Competition Act, or PCA, and Circular No. 16-001 and Circular No. 16-002 issued by the PCC, or the Circulars. As stated in the Circulars, upon receipt by the PCC of the requisite notices, each of the said transactions shall be deemed approved in accordance with the Circulars.

Subsequently, on June 7, 2016, PLDT and the other parties to the said transactions received separate letters dated June 6 and 7, 2016 from the PCC which essentially stated, that: (a) with respect to VTI Transaction, the VTI Notice is deficient and defective in form and substance, therefore, the VTI Transaction is not “deemed approved” by the PCC, and that the missing key terms of the transaction are critical since the PCC considers certain agreements as prohibited and illegal; and (b) with respect to the Bow Arken and Brightshare Transactions, the compulsory notification under the Circulars does not apply and that even assuming that the Circulars apply, the Bow Arken Notice and the Brightshare Notice are deficient and defective in form and substance.

On June 10, 2016, PLDT submitted its response to the PCC’s letter articulating its position that the VTI Notice is adequate, complete and sufficient and compliant with the requirement under the Circulars and does not contain false material information; as such, the VTI Transaction enjoys the benefit of Section 23 of the PCA. Therefore, the VTI Transaction is deemed approved and cannot be subject to retroactive review by the PCC. Moreover, the parties have taken all necessary steps, including the relinquishment/return of certain frequencies and co-use of the remaining frequencies by Smart and Belltel and Globe and Belltel as discussed above, to ensure that the VTI Transaction will not substantially prevent, restrict or lessen competition to violate the PCA. Nevertheless, in the spirit of cooperation and for transparency, the parties voluntarily submitted to the PCC, among others, copies of the SPAs for the PCC’s information and reference.

In a letter dated June 17, 2016, the PCC required the parties to further submit additional documents relevant to the co-use arrangement and the frequencies subject thereto, as well as other definitive agreements relating to the VTI Transaction. It also disregarded the deemed approved status of the VTI Transaction in violation of the Circulars which the PCC itself issued, and insisted that it will conduct a full review, if not investigation of the said transaction under the different operative provisions of the PCA.

In the Matter of the Petition against the PCC

On July 12, 2016, PLDT filed before the Court of Appeals, or CA, a Petition for Certiorari and Prohibition (With Urgent Application for the Issuance of a Temporary Restraining Order, or TRO, and/or Writ of Preliminary Injunction), or the Petition, against the PCC. The Petition sought to enjoin the PCC from proceeding with the review of the acquisition by PLDT and Globe of equity interest, including outstanding advances and assumed liabilities, in the telecommunications business of SMC, or the SMC Transactions, and performing any act which challenges or assails the “deemed approved” status of the SMC Transactions. On July 19, 2016, the 12th Division of the CA, issued a Resolution directing the PCC through the Office of the Solicitor General, or the OSG, to file its Comment within a non-extendible period of 10 days from notice and show cause why the Petition should not be granted. On August 11, 2016, the PCC through the OSG, filed its Comment to the Petition (With Opposition to Petitioner’s Application for a Writ of Preliminary Injunction).

On August 19, 2016, PLDT filed its Reply to Respondent PCC’s Comment. On August 26, 2016, the CA issued a Writ of Preliminary Injunction enjoining and directing the respondent PCC, their officials and agents, or persons acting for and in their behalf, to cease and desist from conducting further proceedings for the pre-acquisition review and/or investigation of the SMC Transactions based on its Letters dated June 7, 2016 and June 17, 2016 during the pendency of the case and until further orders are issued by the CA. On September 14, 2016, the PCC filed a Motion for Reconsideration of the CA’s Resolution. During this time, Globe moved to have its Petition consolidated with the PLDT Petition. In a Resolution promulgated on October 19, 2016, the CA, or the First CA Resolution: (i) accepted the consolidation of Globe’s petition versus the PCC (CA G.R. SP No. 146538) into PLDT’s petition versus the PCC (CA G.R. SP No. 146528) with the right of replacement; (ii) admitted the Comment dated October 4, 2016 filed by the PCC; (iii) referred to the PCC for Comment (within 10 days from receipt of notice) PLDT’s Urgent Motion for the Issuance of a Gag Order dated September 30, 2016 and to cite the PCC for indirect contempt; and (iv) ordered all parties to submit simultaneous memoranda within a non-extendible period of 15 days from notice. On November 11, 2016, PLDT filed its Memorandum in compliance with the CA’s Resolution.

On February 17, 2017, the CA issued a Resolution, or the Second CA Resolution, denying PCC’s Motion for Reconsideration dated September 14, 2016, for lack of merit. The CA denied PLDT’s Motion to Cite the PCC for indirect Contempt for being premature. In the same Resolution, as well as in a separate Gag Order attached to the Resolution, the CA granted PLDT’s Urgent Motion for the Issuance of a Gag Order and directed PCC to remove immediately from its website its preliminary statement of concern and submit its compliance within five days from receipt thereof. All the parties were ordered to refrain, cease and desist from issuing public comments and statements that would violate the sub judice rule and subject them to indirect contempt of court. The parties were also required to comment within ten days from receipt of the Second CA Resolution, on the Motion for Leave to Intervene and to Admit the Petition-in-Intervention dated February 7, 2017 filed by Citizenwatch, a non-stock and non-profit association.

On April 18, 2017, the PCC filed before the Supreme Court a Petition to Annul the Writ of Preliminary Injunction issued by the CA’s 12th Division on August 26, 2016 restraining PCC’s review of the SMC Transactions. In compliance with the Supreme Court’s Resolution issued on April 25, 2017, PLDT on July 3, 2017 filed its Comment dated July 1, 2017 to the PCC’s Petition. The Supreme Court issued a Resolution dated July 18, 2017 noting PLDT’s Comment and requiring the PCC to file its Consolidated Reply. The PCC filed a Motion for Extension of Time and prayed that it be granted until October 23, 2017 to file its Consolidated Reply. The PCC filed its Consolidated Reply to the: (1) Comment filed by PLDT; and (2) Motion to Dismiss filed by Globe on November 7, 2017. The same was noted by Supreme Court in a Resolution dated November 28, 2017.

During the intervening period, the CA rendered its Decision on October 18, 2017, granting the Petitions filed by PLDT and Globe. In its Decision, the CA: (i) permanently enjoined the PCC from conducting further proceedings for the pre-acquisition review and/or investigation of the SMC Transactions based on its Letters dated June 7, 2016 and June 17, 2016; (ii) annulled and set aside the Letters dated June 7, 2016 and June 17, 2016; (iii) precluded the PCC from conducting a full review and/or investigation of the SMC Transactions; (iv) compelled the PCC to recognize the SMC Transactions as deemed approved by operation of law; and (v) denied the PCC’s Motion for Partial Reconsideration dated March 6, 2017, and directed the PCC to permanently comply with the CA’s Resolution dated February 17, 2017 requiring PCC to remove its preliminary statement of concern from its website. The CA clarified that the deemed approved status of the SMC Transactions does not, however, remove the power of PCC to conduct post-acquisition review to ensure that no anti-competitive conduct is committed by the parties.

On November 7, 2017, PCC filed a Motion for Additional Time to file a Petition for Review on Certiorari before the Supreme Court. The Supreme Court granted PCC’s motion in its Resolution dated November 28, 2017.

On December 13, 2017, PLDT, through counsel, received the PCC’s Petition for Review on Certiorari filed before the Supreme Court assailing the CA’s Decision dated October 18, 2017. In this Petition, the PCC raised procedural and substantive issues for resolution. Particularly, the PCC assailed the issuance of the writs of certiorari, prohibition, and mandamus considering that the determination of the sufficiency of the Notice pursuant to the Transitory Rules involves the exercise of administrative and discretionary prerogatives of the PCC. On the substantive aspect, the PCC argued that the CA committed grave abuse of discretion in ruling that the SMC Transactions should be accorded the deemed approved status under the Transitory Rules. The PCC maintained that the Notice of the SMC Transactions was defective because it failed to provide the key terms thereof.

In the Supreme Court Resolution dated November 28, 2017, which was received by PLDT on December 27, 2017, the Supreme Court decided to consolidate the PCC’s Petition to Annul the Writ of Preliminary Injunction issued by the CA’s 12th Division with that of its Petition for Review on Certiorari assailing the decision of the CA on the merits.

On February 13, 2018, PLDT received Globe’s Motion for Leave to File and Admit the Attached Rejoinder, which was denied by the Supreme Court in a Resolution dated March 13, 2018. On February 27, 2018, PLDT received notice of the Supreme Court’s Resolution dated January 30, 2018 directing PLDT and Globe to file their respective Comments to the Petition for Review on Certiorari without giving due course to the same.

On April 5, 2018, PLDT filed its Comment on the Petition for Review on Certiorari. On April 11, 2018, PLDT received Globe’s Comment/Opposition [Re: Petition for Review on Certiorari dated December 11, 2017] dated March 4, 2018. On April 24, 2018, PLDT received the PCC’s Motion to Expunge [Respondent PLDT’s Comment on the Petition for Review on Certiorari] dated April 18, 2018. On May 9, 2018, PLDT filed a Motion for Leave to File and Admit the Attached Comment on the Petition for Review on Certiorari dated May 9, 2018.

On June 5, 2018, PLDT received the Supreme Court’s Resolution dated April 24, 2018 granting the motion for extension of PLDT and noting its Comment on the Petition for Review on Certiorari filed in compliance with the Supreme Court’s Resolution dated January 30, 2018 and requiring the PCC to file a Consolidated Reply to the comments within ten days from notice. On June 20, 2018, PLDT, through counsel, received PCC’s Urgent Omnibus Motion for: (1) Partial Reconsideration of the Resolution dated April 24, 2018; and (2) Additional Time dated June 11, 2018.

PCC filed its Consolidated Reply Ad Cautelam dated July 16, 2018, which was received on July 19, 2018. On July 26, 2018, PLDT received a Resolution dated June 19, 2018 where the Supreme Court resolved to grant PLDT’s Motion for Leave to File and Admit the Attached Comment, and PCC’s Motion for Extension to file a Comment/Opposition on/to PLDT’s Motion for Leave to File and Admit the Attached Comment.

On August 14, 2018, PLDT received a Resolution dated July 3, 2018 where the Supreme Court resolved to deny the PCC’s motion to reconsider the Resolution dated April 24, 2018 and grant its motion for extension of time to file its reply to PLDT’s and Globe’s Comments, with a warning that no further extension will be given. On August 16, 2018, PLDT received a Resolution dated June 5, 2018 where the Supreme Court noted without action the Motion to Expunge by PCC in view of the Resolution dated April 24, 2018 granting the motion for extension of time to file a comment on the petition in G.R. No. 234969.

On October 4, 2018, PLDT received a Resolution dated August 7, 2018 where the Supreme Court noted the PCC’s Consolidated Reply Ad Cautelam.

On July 2, 2020, PLDT received a Resolution dated March 3, 2020 requiring petitioners in G.R. No. 242352 (Atty. Joseph Lemuel Baligod Baquiran and Ferdinand C. Tecson v. NTC, et al.,) to file a Consolidated Reply to the comments on the petition within 10 days from notice.

On September 2, 2020, PLDT received a Resolution dated June 30, 2020 where the Supreme Court resolved to Await the Consolidated Reply of the petitioners in G.R. No. 242352 as required in the resolution dated March 3, 2020.

On November 16, 2020, PLDT received a Resolution of the Supreme Court dated October 6, 2020 which granted the motions filed by the petitioners in G.R. No. 242352 to extend the filing of the Consolidated Reply until September 29, 2020.

On February 8, 2021, PLDT received a Resolution where the Supreme Court noted the Consolidated Reply dated September 29, 2020 filed by the Petitioners in G.R. 242352.

The consolidated petitions remain pending as of the date of this report.

VTI’s Tender Offer for the Minority Stockholders’ Shares in Liberty Telecom Holdings, Inc., or LIB

On August 18, 2016, the Board of Directors of VTI approved the voluntary tender offer to acquire the common shares of LIB, a subsidiary of VTI, which are held by the remaining minority shareholders, and the intention to delist the shares of LIB from the PSE.

On August 24, 2016, VTI, owner of 87.12% of the outstanding common shares of LIB, undertook the tender offer to purchase up to 165.88 million common shares owned by the remaining minority shareholders, representing 12.82% of LIB’s common stock, at a price of Php2.20 per share. The tender offer period ended on October 20, 2016, the extended expiration date, with over 107 million shares tendered, representing approximately 8.3% of LIB’s issued and outstanding common shares. The tendered shares were crossed at the PSE on November 4, 2016, with the settlement on November 9, 2016.

The tender offer was undertaken in compliance with the PSE’s requirements for the voluntary delisting of LIB common shares from the PSE. The voluntary delisting of LIB was approved by the PSE effective November 21, 2016.

Following the conclusion of the tender offer, VTI now owns more than 95% of the issued and outstanding common shares, and 99.1% of the total issued and outstanding capital stock, of LIB.

Investment of Smart in TCI

On February 8, 2019, the R.A. 11202 or the “Mobile Number Portability, or MNP, Act” was enacted into a law. This act allows subscribers to change their subscription plans or service providers while allowing the subscribers to retain their current mobile numbers. In addition, no interconnection fee or charge shall be imposed for mobile domestic calls and SMS made by a subscriber. The act shall take effect fifteen days after its publication in the Official Gazette or in any newspaper of general circulation. Within 90 days from the effectivity of the act, the NTC, as the government entity mandated to implement nationwide MNP, shall coordinate with the Department of Information and Communications Technology, The National Privacy Commission, the Philippine Competition Commission, and other concerned agencies, and promulgate rules and regulations and other issuances to ensure the effective implementation of the Act.

Subsequently, Smart, along with Globe and Dito Telecommunity, Inc. entered into an agreement to form a joint venture that will address the requirements of the MNP Act. The joint venture company, TCI was incorporated in the Philippines on December 26, 2019 and registered with the Philippine SEC on January 17, 2020. The primary purpose of the joint venture is to serve as a clearing house for MNP. TCI would ensure smooth implementation of mobile number porting services. On December 23, 2019, Smart subscribed Php10 million representing 33.3% equity interest in TCI, which is equivalent to 10 million shares at a subscription price of Php1.00 per share.

In December 2020, Smart subscribed to additional 30 million shares, at a subscription price of Php1.00 per share, representing its 33.33% equity interest. The subscription price of Php30 million was settled in July 2021, upon TCI’s capital call.

The core services of MNP was made available by TCI on September 30, 2021. This allows subscribers to change their subscription plans or service providers while allowing the subscribers to retain their current mobile numbers.

Smart’s investment in TCI is recorded under investment in joint venture and is carried in the PLDT’s consolidated financial statements at equity method. As at December 31, 2022 and 2021, investment in TCI amounted to Php40 million and Php39 million, respectively.

Investment of PGIH in Multisys

On November 8, 2018, the PLDT Board of Directors approved the investment of Php2,150 million in Multisys for a 45.73% equity interest through its wholly-owned subsidiary, PGIH. Multisys is a Philippine software development and IT solutions provider engaged in designing, developing, implementing business system solutions and services covering courseware, webpage development and designing user-defined system programming. PGIH’s investment involves the acquisition of new and existing shares.

On December 3, 2018, PGIH completed the closing of its investment in Multisys. Out of the Php550 million total consideration for the acquisition of existing shares, PGIH paid Php523 million to the owners of Multisys. On June 3, 2019, the balance of the acquisition consideration amounting to Php27 million was fully paid. Further, PGIH invested Php800 million into Multisys as a deposit for future stock subscription pending the approval by the Philippine SEC of the capital increase of Multisys, and a balance of another Php800 million subscription payable was outstanding. On February 1, 2019, the Philippine SEC approved the capital increase of Multisys.

PLDT has engaged an independent appraiser to determine the fair value adjustments relating to the acquisition. As at December 3, 2018, our share in the fair value of the identifiable net assets and liabilities, which include technologies and customer relationships, amounted to Php1,357 million. Goodwill of Php1,031 million has been determined based on the final results of the independent valuation. Goodwill arising from this acquisition and carrying amount of the identifiable net assets and liabilities, including deferred tax liability, and the related amortization through equity in net earnings were retrospectively adjusted accordingly.

Based on its 2019 performance, the owners of Multisys are entitled to Php170 million out of the total Php230 million contingent consideration. Subsequently on April 6, 2020 and December 1, 2020, PGIH paid the owners Php153 million and Php17 million, respectively. The difference of the lower payout and the original contingent consideration amounting to Php60 million was closed to profit and loss.

On October 6, 2021, PGIH paid Php180 million of the subscription payable to Multisys.

On July 6, 2022, PGIH partially paid Php109 million, out of Php620 million, of the subscription payable to Multisys.

Acquisition of Additional Interest in Multisys/Business Combination

On July 29, 2022, PGIH acquired additional 227 common shares of Multisys from the existing holder, representing a 4.99% interest, for a total consideration of Php248 million, of which Php100 million was paid on the same day. In August 2022, PGIH paid 136 million of the balance consideration. As of and following this acquisition, PGIH owns 2,307 common shares representing 50.72% equity interest in Multisys which is considered a controlling interest, and in accordance with the Restated Shareholders’ Agreement that the parties signed on the same date, PGIH is entitled to nominate three out of the five directors in Multisys who shall manage and control the operations of Multisys. Consequently, the results of operations and financial position of Multisys are consolidated with the PLDT Group effective in the fourth quarter of this year.

The fair values of the identifiable assets and liabilities of Multisys at the date of acquisition are as follows:

Fair Values Recognized on Acquisition
(in million pesos)
Assets:
Cash and cash equivalents	55
Trade and other receivables – net	261
Work in progress	77
Other current assets	247
Intangible assets – net	—
Technologies	449
Customer contracts and relationships	220
Property and equipment – net	100
Right-of-use assets – net	57
Deferred tax assets – net	217
Total assets	1,684

Liabilities:
Trade and other payables	242
Lease liability	46
Deferred tax liability	96
Retirement benefit obligation	7
Total liabilities	391
1,293
Goodwill from the acquisition (Note 15)	1,565
Total identifiable assets acquired	2,858
Non-controlling interest	633
Purchase consideration transferred	2,225

Cash paid	248
Fair value of previous interest	1,977
2,225

The goodwill of Php1,565 million pertains to the difference between the total consideration and the fair value of the net assets acquired and can be attributed to financial and operational synergies. The fair value and net amount of trade and other receivables amounted to Php261 million and it is expected that the full contractual amounts can be collected. See Note 15 – Goodwill and Intangible Assets.

Our consolidated net income would have decreased by Php776 million for the year ended December 31, 2022 had the acquisition of Multisys actually taken place on January 1, 2022. Total revenues and net loss of Multisys included in our consolidated income statement from July 29, 2022 to December 31, 2022 amounted to Php155 million and Php569 million, respectively.

On August 10, 2022, PGIH partially paid Php150 million, out of Php620 million, of the subscription payable to Multisys. On December 2, 2022, PGIH partially paid Php100 million, out of Php620 million, of the subscription payable to Multisys.

The subscription payable of PGIH to Multisys was at Php261 million and Php620 million as at December 31, 2022 and 2021, respectively.

On January 3, 2023, PGIH partially paid Php60 million, out of Php261 million, of the subscription payable to Multisys. On February 28, 2023, PGIH partially paid Php100 million, out of Php261 million, of the subscription payable to Multisys. On March 3, 2023, PGIH partially paid Php50 million, out of Php261 million, of the subscription payable to Multisys.

Investment of PCEV in Beacon

In relation to PCEV’s previous investment in Beacon Common and Preferred shares amounting to Php40,966 million, PCEV has entered into the following Share Purchase Agreements with MPIC:

Date	Number of Shares Sold	Selling Price	Deferred Gain Realized
		(in million pesos)
June 6, 2012	282 Preferred Shares	3,563	2,012
May 30, 2016	646 Common shares and 458 Preferred Shares	26,200	4,962
June 13, 2017	646 Common shares and 458 Preferred Shares	21,800	4,962

On May 30, 2016, MPIC settled a portion of the consideration amounting to Php17,000 million immediately upon signing of the Share Purchase Agreement dated May 30, 2016 and the balance of Php9,200 million was paid in annual installments until June 2020.

On June 27, 2017, MPIC settled a portion of the consideration amounting to Php12,000 million upon closing of the sale under the Share Purchase Agreement dated June 13, 2017 and the balance of Php9,800 million was paid in annual installments from June 2018 to June 2021.

MPIC agreed that for as long as: (a) PCEV owns at least 20% of the outstanding capital stock of Beacon; or (b) the purchase price has not been fully paid by MPIC, PCEV shall retain the right to vote 50% of the outstanding capital stock of Beacon. After the full payment was settled in June 2021, PCEV ceased to hold significant influence over Beacon.

Sale of PCEV’s Receivables from MPIC (FVOCI)

On December 5, 2017, the Board of Directors of PCEV approved the proposed sale of 50% of PCEV’s receivable from MPIC, with an option on the part of PCEV to upsize to 75%, consisting of the proceeds from the sale of its shares in Beacon, which were due in 2019 to 2021.

On March 2, 2018, PCEV entered into a Receivables Purchase Agreement, or RPA, with various financial institutions, or the Purchasers, to sell a portion of its receivables from MPIC due in 2019 to 2021 amounting to Php5,550 million for a total consideration of Php4,852 million. Under the terms of the RPA, the Purchasers would have exclusive ownership of the purchased receivables and all of its rights, title, and interest.

On March 23, 2018, PCEV entered into another RPA with a financial institution to sell a portion of its receivables from MPIC due in 2019 amounting to Php2,230 million for a total consideration of Php2,124 million.

The remaining net balance of Php168 million as at December 31, 2020 was fully settled on June 30, 2021.

Investment of PCEV in Maya Bank

Pursuant to the Investment Agreement dated September 21, 2021, PCEV, VIH and Voyager have agreed to invest in Maya Bank, to be carried out through the following transactions:

(i)
PCEV and VIH to subscribe to VFC shares and PFC shares (collectively, the Bank HoldCos shares);
(ii)
VFC and PFC (collectively, the Bank HoldCos) and Voyager to subscribe to Maya Bank shares;
(iii)
VIH to subscribe to convertible bonds to be issued by the Bank HoldCos, which are convertible to common shares of the Bank HoldCos; and
(iv)
VIH to subscribe to exchangeable bonds to be issued by the Bank HoldCos, which are exchangeable to common shares of Maya Bank held by the Bank HoldCos.

On September 24, 2021, PCEV entered into separate subscription agreements with VFC and PFC to subscribe to 8.9 million Common B shares each at a subscription price of Php0.10 per share, representing 60% voting rights and 1.48% economic interest in the Bank HoldCos.

Based on the assessment and accounting principles of control as a basis of financial consolidation provided in IFRS 10, PCEV cannot demonstrate control over the Bank HoldCos requiring consolidation. PCEV will account for these investments as joint venture in accordance with IFRS 11 and IAS 28. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions.

On January 20, 2022, PCEV entered into another subscription agreements with VFC and PFC to subscribe to 6.2 million Common B shares each at a subscription price of Php0.10 per share, representing 60% voting rights and 1.48% economic interest in the Bank HoldCos.

On July 29, 2022, PCEV entered into another subscription agreements with VFC and PFC to subscribe to 2.7 million Common B shares each at a subscription price of Php0.10 per share, representing 60% voting rights and 1.48% economic interest in the Bank HoldCos.

PCEV’s investment in Bank HoldCos are recorded under investment in joint venture and are carried in the PLDT’s consolidated financial statements at equity method. As at December 31, 2022 and 2021, PCEV’s investment in each of the Bank HoldCos amounted to nil and Php1 million, respectively.

On February 17, 2023, PCEV entered into another subscription agreements with VFC and PFC to subscribe to 8.0 million Common B Shares each at a subscription price of Php0.10 per share, representing 60% voting rights and 1.48% economic interest in the Bank HoldCos.

Summarized financial information of individually immaterial joint ventures

The following table presents the summarized financial information of our individually immaterial joint investments in joint ventures for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
		(in million pesos)
Income Statements:
Revenues	—	754	166
Net income	—	13	320
Other comprehensive income	—	—	—
Total comprehensive income	—	13	320

Outstanding contingent liabilities or capital commitments with our joint ventures amounted to Php620 million as at December 31, 2021.